Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		$ 1,737	$ 14,757
Charge for the year		20	20		$ 20
Impairment loss recognized		1,717	13,000		0
Ending Balance		0	1,737		14,757
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		18,875	18,875
Ending Balance		18,875	18,875		18,875
Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(17,138)	(4,118)		(4,097)
Charge for the year		(20)	(20)		(21)
Impairment loss recognized		(1,717)	(13,000)
Ending Balance		(18,875)	(17,138)		(4,118)
Patent Rights (available for use) [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	237	257
Impairment loss recognized		200	0		0
Ending Balance	[1]		237		257
Patent Rights (available for use) [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	375	375
Ending Balance	[1]	375	375		375
Patent Rights (available for use) [Member] | Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	(138)	(118)		(97)
Charge for the year	[1]	(20)	(20)		(21)
Impairment loss recognized	[1]	(217)	0
Ending Balance	[1]	(375)	(138)		(118)
Patent Rights (not yet available for use) [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	1,500	14,500
Ending Balance		0	1,500	[2]	14,500	[2]
Patent Rights (not yet available for use) [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	18,500	18,500
Ending Balance	[2]	18,500	18,500		18,500
Patent Rights (not yet available for use) [Member] | Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	(17,000)	(4,000)		(4,000)
Charge for the year	[2]	0	0		0
Impairment loss recognized	[2]	(1,500)	(13,000)
Ending Balance	[2]	$ (18,500)	$ (17,000)		$ (4,000)

[1]	The patent rights grant the Group the right to use certain scientific data for research and manufacture of pipelines, namely APL-501, APL-502 and APL-509. During the years ended December 31, 2023, 2024 and 2025, patent rights with carrying amount of nil, nil, and $0.2 million were impaired, respectively. For these patent rights, as they were acquired in connection with the development and manufacturing of certain biologic product candidates, which was subsequently determined to not align with future operational and strategic objectives. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.
[2]	These patent rights are not yet available for use by the Group as the Group is still undergoing pre-clinical study application or clinical trials on the relevant drugs in designated territories under the patent rights and has yet to obtain regulatory approval for the new drug to be launched to the market. The patent rights are tested for impairment annually and whenever there is an indication that they may be impaired. Amortization will commence when the patent rights are available for use (i.e. when they are ready for commercialization and have obtained the regulatory new drug application approval in the designated territories) by the Group. During the years ended December 31, 2023, 2024 and 2025, patent rights with carrying amount of nil, $13.0 million, and $1.5 million were impaired, respectively. For these patent rights, as they were acquired for combination trial of an existing drug candidate, which was subsequently replaced by another formulation, or acquired for self-development that the Group cannot proceed further research due to the failure in providing drug supplies by the original vendor according to the agreement. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.